CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 4,938	€ 4,908	€ 13,941	€ 12,708
Cost of sales	(2,997)	(3,301)	(9,549)	(8,931)
Gross profit	1,941	1,607	4,392	3,777
Selling expenses	(1,471)	(1,295)	(4,385)	(4,136)
Administrative expenses	(1,536)	(1,477)	(5,005)	(4,694)
Research and development expenses	(1,498)	(1,482)	(4,772)	(4,737)
Other operating expenses	(101)	(590)	(486)	(1,958)
Other operating income	1,177	223	2,203	1,258
Operating loss	(1,488)	(3,014)	(8,053)	(10,490)
Finance expense	(648)	(1,005)	(3,795)	(1,692)
Finance income	1,336	77	163	573
Financial result	688	(928)	(3,632)	(1,119)
Loss before income taxes	(800)	(3,942)	(11,685)	(11,609)
Income tax income (expense)		(93)	52	(150)
Net loss	(800)	(4,035)	(11,633)	(11,759)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(108)	89	(228)	901
Total comprehensive loss	(908)	(3,946)	(11,861)	(10,858)
Loss attributable to:
Owners of the Company	(785)	(3,955)	(11,509)	(11,637)
Non-controlling interests	(15)	(80)	(124)	(122)
Net loss	(800)	(4,035)	(11,633)	(11,759)
Total comprehensive loss attributable to:
Owners of the Company	(893)	(3,866)	(11,737)	(10,736)
Non-controlling interests	(15)	(80)	(124)	(122)
Total comprehensive loss	€ (908)	€ (3,946)	€ (11,861)	€ (10,858)
Weighted average number of shares outstanding - basic (in shares)	6,757,420	4,836,000	6,058,387	4,836,000
Weighted average number of shares outstanding - diluted (in shares)	6,757,420	4,836,000	6,058,387	4,836,000
Loss per share - basic (in EUR per share)	€ (0.12)	€ (0.82)	€ (1.90)	€ (2.41)
Loss per share - diluted (in EUR per share)	€ (0.12)	€ (0.82)	€ (1.90)	€ (2.41)